Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 888	$ 860
Severance		75
Directors' fees	269	251
Share-based payments	$ 1,617	$ 968